Form N-1A Cover	Sep. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price International Funds, Inc.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2025
Prospectus Date	Mar. 01, 2025